SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer
RELATED PARTY TRANSACTIONS
Related party transactions | $	$ 33,620	$ 11,031	$ 8,036
Number of customer | customer	0	0	0
Revenue Benchmark | Customer Concentration Risk | Geely Group
RELATED PARTY TRANSACTIONS
Concentration risk (as a percent)	78.67%	97.57%
Accounts receivable | Credit concentration | Geely Group
RELATED PARTY TRANSACTIONS
Concentration risk (as a percent)	37.72%	22.09%
Purchases | Supplier concentration | Geely Group
RELATED PARTY TRANSACTIONS
Concentration risk (as a percent)	64.38%	74.95%	39.28%
Accounts Payable | Supplier concentration | Geely Group
RELATED PARTY TRANSACTIONS
Concentration risk (as a percent)	60.39%	65.96%